Consolidated Statements of Operations (FY) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenues:
Grants and contracts		$ 156,042	$ 262,942	$ 1,113,421
Operating expenses:
Research and development	118,258	218,208	691,070	1,656,427
General and administrative	433,004	382,166	2,158,423	1,817,830
Total operating expenses	551,262	600,374	2,849,493	3,474,257
Loss from operations	(551,262)	(444,332)	(2,586,551)	(2,360,836)
Other income (expense):
Interest and other income (expense)	3,915	2,900	518,118	(404,722)
Foreign exchange gain (loss)	142	393	56,690	(1,329)
Change in value of warrant liability		(160,689)	(426,130)	72,223
Total other income (expense)	4,057	(157,396)	148,678	(333,828)
Net loss	(547,205)	(601,728)	(2,437,873)	(2,694,664)
Net loss attributable to noncontrolling interests	9,107	13,196	39,416	47,677
Net loss attributable to Cleveland BioLabs, Inc.	$ (538,098)	$ (588,532)	$ (2,398,457)	$ (2,646,987)
Net loss available to common stockholders per share of common stock, basic and diluted (in dollars per share)	$ (0.04)	$ (0.05)	$ (0.19)	$ (0.23)
Weighted average number of shares used in calculating net loss per share, basic and diluted (in shares)	14,227,014	11,353,456	12,396,628	11,298,239